RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

The Company's subsidiary, Henan Green, entered into a rental agreement for land use right with Zhengzhou Company, the former owner of Henan Green, from January 1, 2008 to December 31, 2027. Mingwang Lu, the Company's Chief Executive Officer and his family hold approximately 44% of shareholding of the Company and approximately 41% of shareholding of Zhengzhou Company. Rental paid to Zhengzhou Company for the years ended December 31, 2012, 2011 and 2010 were $12,867, $11,428 and $9,909 respectively.

On February 26, 2013, Henan Green Complex Materials Co., Ltd. ("Henan Green"), the indirectly wholly owned subsidiary of the Company, entered into an equity/asset transfer agreement ("the "Equity Transfer Agreement") with the Zhengzhou Company pursuant to which Henan Green acquired 100% ownership of Zhengzhou Company.

To facilitate Zhengzhou Company's acquisition, Henan Green prepaid $24,076,660 for the deposit on acquisition of future land use right which included to pay $11,235,775 to two unrelated companies to settle the loans on behalf of Zhengzhou Company and $12,840,885 for the deposit on acquisition of future land use right as of December 31, 2012.